Consolidated Statements of Changes in Stockholders' Equity (Deficit) (Unaudited) - USD ($)	Preferred Stock	Common Stock	Additional Paid-In Capital	Investment	Shares to be Issued, Preferred Shares	Shares to be Issued, Common Shares	Accumulated Deficit	Total
Beginning Balance at Jun. 30, 2016		$ 178,686	$ 17,151,379		$ 2,000,000	$ 1,246,000	$ (23,849,712)	$ (3,273,647)
Beginning Balance, Shares at Jun. 30, 2016		178,685,388
Shares Issued for Debt Settlement		$ 25,441	1,767,524			251,996		2,044,961
Shares Issued for Debt Settlement, Shares		25,441,007
Shares Issued for Equity Financing		$ 2,404	122,596			125,000		125,000
Shares Issued for Equity Financing, Shares		2,403,846
Shares Issued for Compensation		$ 29,207	1,713,683			(1,230,000)		512,890
Shares Issued for Compensation, Shares		29,207,131
Shares Issued for Intangible Asset						$ 75,000		$ 75,000
Warrants Expired			4,000					4,000
Shares Cancelled		$ (9,003)	$ 9,003
Shares Cancelled, Shares		(9,003,000)
Net Loss							(4,713,697)	(4,713,697)
Ending Balance at Jun. 30, 2017		$ 226,735	20,768,185		2,000,000	467,996	(28,563,409)	(5,100,493)
Ending Balance, Shares at Jun. 30, 2017		226,734,372
Shares Issued for Debt Settlement		$ 13,493	293,317					306,810
Shares Issued for Debt Settlement, Shares		13,492,560
Shares Issued for Equity Financing								1,798,000
Shares Issued for Compensation		$ 4,737	175,263					180,000
Shares Issued for Compensation, Shares		4,736,842
Shares Issued for Intangible Asset		$ 1,171	80,829					82,000
Warrants Expired		1,171,429
Reclass Note Conversion			509,323					509,323
Initial Valuation of BCF			125,642					125,642
Net Loss							(6,296,390)	(6,296,390)
Ending Balance at Jun. 30, 2018		$ 246,136	21,952,560		2,000,000	467,996	(34,859,799)	(10,193,107)
Ending Balance, Shares at Jun. 30, 2018		246,135,203
Shares Issued for Debt Settlement			174,450					174,450
Shares issued for conversions		$ 27,301	845,558					872,859
Shares issued for conversions (in shares)		27,301,360
Shares issued for cash		$ 3,700	181,300			95,000		280,000
Shares issued for cash (in shares)		3,700,000
Shares issued for service		$ 2,971	194,529			137,000		334,500
Shares issued for service (in shares)		2,971,154
Reclass Note Conversion			2,714,433					2,714,433
Net Loss							(2,609,053)	(2,609,053)
Ending Balance at Sep. 30, 2018		$ 280,108	25,888,381		2,000,000	874,446	(37,468,852)	(8,425,917)
Ending Balance, Shares at Sep. 30, 2018		280,107,717
Beginning Balance at Jun. 30, 2018		$ 246,136	21,952,560		2,000,000	467,996	(34,859,799)	(10,193,107)
Beginning Balance, Shares at Jun. 30, 2018		246,135,203
Shares Issued for Equity Financing
Net Loss								(10,052,588)
Ending Balance at Mar. 31, 2019	$ 2,000	$ 660,474	59,550,187	(18,000,000)			(44,912,387)	(2,699,726)
Ending Balance, Shares at Mar. 31, 2019	2,000,000	660,473,827
Beginning Balance at Sep. 30, 2018		$ 280,108	25,888,381		2,000,000	874,446	(37,468,852)	(8,425,917)
Beginning Balance, Shares at Sep. 30, 2018		280,107,717
Shares Issued for Debt Settlement		$ 6,633	603,965			(263,616)		346,982
Shares Issued for Debt Settlement, Shares		6,632,605
Shares issued for conversions		$ 47,866	967,525					1,015,391
Shares issued for conversions (in shares)		47,865,888
Shares issued for cash		$ 4,143	215,857			(220,000)
Shares issued for cash (in shares)		4,142,857
Shares issued for service		$ 89,111	6,384,569			(390,830)		6,082,850
Shares issued for service (in shares)		89,111,251
Shares issued for LOI		$ 10,000	1,165,000					1,175,000
Shares issued for LOI (in shares)		10,000,000
Shares issued for Award-Bizright		$ 200,000	17,800,000	(18,000,000)
Shares issued for Award-Bizright (in shares)		200,000,000
Shares issued for EB-Five	$ 2,000		1,998,000		(2,000,000)
Shares issued for EB-Five (in shares)	2,000,000
Reclass Note Conversion			3,574,807					3,574,807
Initial Valuation of BCF			149,143					149,143
Ending Balance at Dec. 31, 2018	$ 2,000	$ 637,861	58,747,246	(18,000,000)			(43,502,232)	(2,115,124)
Ending Balance, Shares at Dec. 31, 2018	2,000,000	637,860,318
Shares Issued for Debt Settlement		$ 2,026	113,460					115,487
Shares Issued for Debt Settlement, Shares		2,026,080
Shares issued for conversions		$ 13,962	314,913					328,875
Shares issued for conversions (in shares)		13,962,038
Shares issued for cash		$ 6,000	54,000					60,000
Shares issued for cash (in shares)		6,000,000
Shares issued for service		$ 625	34,375					35,000
Shares issued for service (in shares)		625,391
Reclass Note Conversion			286,193					286,193
Net Loss							(1,410,156)	(1,410,156)
Ending Balance at Mar. 31, 2019	$ 2,000	$ 660,474	$ 59,550,187	$ (18,000,000)			$ (44,912,387)	$ (2,699,726)
Ending Balance, Shares at Mar. 31, 2019	2,000,000	660,473,827